Allowance For Loan Losses (Schedule Of Impaired Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded investment	$ 10,679	$ 2,840
With no related allowance recorded, Unpaid principal balance	15,548	5,577
With an allowance recorded, Recorded investment		13,326
With an allowance recorded, Unpaid principal balance		13,326
With an allowance recorded, Related allowance		2,666
Commercial And Industrial [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded investment		81
With no related allowance recorded, Unpaid principal balance		81
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded investment	9,912	1,985
With no related allowance recorded, Unpaid principal balance	14,781	4,722
With an allowance recorded, Recorded investment		13,326
With an allowance recorded, Unpaid principal balance		13,326
With an allowance recorded, Related allowance		2,666
Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded investment	469	476
With no related allowance recorded, Unpaid principal balance	469	476
Home equity - junior liens (including lines of credit) [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded investment	298	298
With no related allowance recorded, Unpaid principal balance	$ 298	$ 298